OPERATING SEGMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fee and commission income and income from banking fees	R$ 28,336,487	R$ 26,956,763	R$ 27,124,120
Personnel expenses	(22,277,310)	(20,814,458)	(19,889,052)
Net Income for the year ended on December 31, 2022	17,542,153	14,502,765	21,456,770
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	11,029,012	9,616,840	8,970,513
Liabilities	1,900,541,870	1,760,509,125
Operating Segments Banking [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	169,745,125	164,122,043	151,198,428
Expenses from financial intermediation (4)	(98,810,413)	(97,495,630)	(81,330,918)
Financial margin	70,934,712	66,626,413	69,867,510
Expected credit loss associated with credit risk	(33,123,621)	(37,110,675)	(31,525,873)
Gross income from financial intermediation	37,811,091	29,515,738	38,341,637
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	36,213,830	34,269,254	33,802,362
Personnel expenses	(23,027,137)	(21,256,640)	(20,321,773)
Other administrative expenses (5)	(21,498,490)	(20,866,134)	(20,949,621)
Tax expenses	(6,313,204)	(6,582,213)	(6,880,656)
Share of profit (loss) of associates and jointly controlled entities	121,511	151,414	107,424
IR/CSI and Other income/expenses	(13,425,161)	(9,198,676)	(10,144,532)
Net Income for the year ended on December 31, 2022	9,882,440	6,032,743	13,954,841
Assets	1,811,529,557	1,661,529,233	1,571,006,747
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	79,828,981	73,163,988	68,419,475
Liabilities	1,607,412,734	1,468,271,968	1,384,018,647
Operating Segments Insurance Pension And Capitalization Bonds [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	37,327,260	39,941,507	36,250,128
Expenses from financial intermediation (4)	(30,050,169)	(32,892,243)	(29,163,334)
Financial margin	7,277,091	7,049,264	7,086,794
Expected credit loss associated with credit risk
Gross income from financial intermediation	7,277,091	7,049,264	7,086,794
Other income from insurance, pension plans and capitalization bonds	11,520,350	9,800,620	7,425,337
Fee and commission income and income from banking fees	1,923,437	1,164,685	1,701,005
Personnel expenses	(2,451,779)	(2,651,786)	(2,377,250)
Other administrative expenses (5)	(2,119,793)	(2,065,805)	(1,635,857)
Tax expenses	(1,391,406)	(1,436,686)	(1,188,335)
Share of profit (loss) of associates and jointly controlled entities	243,403	421,723	125,038
IR/CSI and Other income/expenses	(5,945,008)	(3,468,750)	(4,621,808)
Net Income for the year ended on December 31, 2022	9,056,295	8,813,265	6,514,924
Assets	451,777,909	409,370,722	371,322,607
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	4,727,047	3,028,413	2,950,880
Liabilities	416,694,321	370,561,631	338,204,857
Operating Segments Other Activities [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	318,644	481,208	400,777
Expenses from financial intermediation (4)		(18)	(22)
Financial margin	318,644	481,190	400,755
Expected credit loss associated with credit risk
Gross income from financial intermediation	318,644	481,190	400,755
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	81,549	4,899	7,274
Personnel expenses	(34,214)	(30,957)	(4,284)
Other administrative expenses (5)	(37,087)	(15,531)	(7,895)
Tax expenses	(18,380)	(22,734)	(18,530)
Share of profit (loss) of associates and jointly controlled entities	843
IR/CSI and Other income/expenses	(164,642)	(141,073)	(114,913)
Net Income for the year ended on December 31, 2022	146,713	275,794	262,407
Assets	2,712,775	3,277,809	3,871,114
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	1,413	1,105	1,191
Liabilities	33,384	68,561	154,249
Operating Segments Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(408,624)	(670,653)	(1,121,214)
Expenses from financial intermediation (4)	412,038	685,410	1,121,214
Financial margin	3,414	14,757
Expected credit loss associated with credit risk
Gross income from financial intermediation	3,414	14,757
Other income from insurance, pension plans and capitalization bonds	27,238	32,469	35,507
Fee and commission income and income from banking fees	(68,529)	(33,100)	(36,169)
Personnel expenses
Other administrative expenses (5)	393,183	423,907	530,420
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	(355,306)	(438,033)	(529,758)
Net Income for the year ended on December 31, 2022
Assets	(138,098,385)	(110,126,067)	(115,953,851)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(79,218,884)	(72,298,485)	(67,811,381)
Liabilities	(58,879,501)	(37,827,582)	(48,142,468)
Operating Segments Managerial Income Statement [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	206,982,405	203,874,105	186,728,119
Expenses from financial intermediation (4)	(128,448,544)	(129,702,481)	(109,373,060)
Financial margin	78,533,861	74,171,624	77,355,059
Expected credit loss associated with credit risk	(33,123,621)	(37,110,675)	(31,525,873)
Gross income from financial intermediation	45,410,240	37,060,949	45,829,186
Other income from insurance, pension plans and capitalization bonds	11,547,588	9,833,089	7,460,844
Fee and commission income and income from banking fees	38,150,287	35,405,738	35,474,472
Personnel expenses	(25,513,130)	(23,939,383)	(22,703,307)
Other administrative expenses (5)	(23,262,187)	(22,523,563)	(22,062,953)
Tax expenses	(7,722,990)	(8,041,633)	(8,087,521)
Share of profit (loss) of associates and jointly controlled entities	365,757	573,137	232,462
IR/CSI and Other income/expenses	(19,890,117)	(13,246,532)	(15,411,011)
Net Income for the year ended on December 31, 2022	19,085,448	15,121,802	20,732,172
Assets	2,127,921,856	1,964,051,697	1,830,246,617
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,338,557	3,895,021	3,560,165
Liabilities	1,965,260,938	1,801,074,578	1,674,235,285
Operating Segments Proportionately Consolidated [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(1,550,303)	(2,864,178)	(2,624,549)
Expenses from financial intermediation (4)	607,296	552,467	484,249
Financial margin	(943,007)	(2,311,711)	(2,140,300)
Expected credit loss associated with credit risk			43,142
Gross income from financial intermediation	(943,007)	(2,311,711)	(2,097,158)
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(6,170,251)	(5,340,755)	(4,977,457)
Personnel expenses	1,155,516	909,076	763,928
Other administrative expenses (5)	1,073,032	996,835	1,035,520
Tax expenses	848,030	697,784	521,838
Share of profit (loss) of associates and jointly controlled entities	1,164,800	1,527,554	1,170,081
IR/CSI and Other income/expenses	2,871,880	3,521,217	3,583,248
Net Income for the year ended on December 31, 2022
Assets	(14,081,367)	(10,074,444)	(10,617,211)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,756,348	5,792,357	5,481,876
Liabilities	(14,081,367)	(10,074,444)	(10,617,211)
Operating Segments Consolidation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(2,959,039)	(4,249,260)	(2,167,017)
Expenses from financial intermediation (4)	5,490,039	6,914,030	4,765,294
Financial margin	2,531,000	2,664,770	2,598,277
Expected credit loss associated with credit risk
Gross income from financial intermediation	2,531,000	2,664,770	2,598,277
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(2,325,142)	(1,879,319)	(1,976,003)
Personnel expenses
Other administrative expenses (5)	(276,322)	(618,004)	(594,059)
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	70,464	(167,447)	(28,215)
Net Income for the year ended on December 31, 2022
Assets	(60,714,873)	(38,502,618)	(40,304,939)
Liabilities	(60,714,873)	(38,502,618)	(40,304,939)
Operating Segments Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	10,746,673	27,697,126	23,976,721
Expenses from financial intermediation (4)	(21,927,944)	(34,140,071)	(26,678,396)
Financial margin	(11,181,271)	(6,442,945)	(2,701,675)
Expected credit loss associated with credit risk	5,597,688	4,993,651	7,715,896
Gross income from financial intermediation	(5,583,583)	(1,449,294)	5,014,221
Other income from insurance, pension plans and capitalization bonds	(1,788,424)	(3,788,649)	(2,570,784)
Fee and commission income and income from banking fees	(1,318,407)	(1,228,901)	(1,396,892)
Personnel expenses	2,080,304	2,215,849	2,050,327
Other administrative expenses (5)	(488,585)	(166,772)	(259,560)
Tax expenses		0
Share of profit (loss) of associates and jointly controlled entities	1,028	990	(46,617)
IR/CSI and Other income/expenses	5,554,372	3,797,740	(2,066,097)
Net Income for the year ended on December 31, 2022	(1,543,295)	(619,037)	724,598
Assets	16,358,746	12,048,614	12,964,325
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(65,893)	(70,538)	(71,528)
Liabilities	10,077,172	8,011,609	8,964,820
Operating Segments Consolidated In Accordance With IFRS [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	213,219,736	224,457,793	205,913,274
Expenses from financial intermediation (4)	(144,279,153)	(156,376,055)	(130,801,913)
Financial margin	68,940,583	68,081,738	75,111,361
Expected credit loss associated with credit risk	(27,525,933)	(32,117,024)	(23,766,835)
Gross income from financial intermediation	41,414,650	35,964,714	51,344,526
Other income from insurance, pension plans and capitalization bonds	9,759,164	6,044,440	4,890,060
Fee and commission income and income from banking fees	28,336,487	26,956,763	27,124,120
Personnel expenses	(22,277,310)	(20,814,458)	(19,889,052)
Other administrative expenses (5)	(22,954,062)	(22,311,504)	(21,881,052)
Tax expenses	(6,874,960)	(7,343,849)	(7,565,683)
Share of profit (loss) of associates and jointly controlled entities	1,531,585	2,101,681	1,355,926
IR/CSI and Other income/expenses	(11,393,401)	(6,095,022)	(13,922,075)
Net Income for the year ended on December 31, 2022	17,542,153	14,502,765	21,456,770
Assets	2,069,484,362	1,927,523,249	1,792,288,792
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	11,029,012	9,616,840	8,970,513
Liabilities	R$ 1,900,541,870	R$ 1,760,509,125	R$ 1,632,277,955